Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
Net loss	$ (64,374)	$ (72,569)	$ (81,035)	$ (124,096)
Weighted average number of ordinary shares outstanding	76,911,713	76,728,714	76,866,968	76,725,210
Net loss per share, basic (in USD per share)	$ (0.84)	$ (0.95)	$ (1.05)	$ (1.62)
Net loss per share, diluted (in dollars per share)	$ (0.84)	$ (0.95)	$ (1.05)	$ (1.62)